Financial Instruments - Summary of Foreign Currency Risk from Non-derivative Financial Instruments (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2025 INR (₨)		Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)		Mar. 31, 2023 INR (₨)
Disclosure of foreign currency exchange risk on financial instruments [line items]
Trade receivables	₨ 118,044			₨ 119,522
Cash and cash equivalents	121,974		$ 1,428	96,953		₨ 91,880
Lease Liabilities	(30,218)			(23,183)
Currency risk [member]
Disclosure of foreign currency exchange risk on financial instruments [line items]
Trade receivables	66,153			63,725
Unbilled receivables	36,335			29,689
Cash and cash equivalents	43,921			32,291
Other financial assets	4,467			16,984
Lease Liabilities	(9,356)			(7,484)
Trade payables, accrued expenses and other financial liabilities	(62,648)			(57,653)
Non-derivative financial assets/ (liabilities), net	78,872			77,552
U.S.Dollar [member]
Disclosure of foreign currency exchange risk on financial instruments [line items]
Trade receivables	39,306			35,193
Unbilled receivables	23,341			18,104
Cash and cash equivalents	28,719			19,008
Other financial assets	785			12,549
Lease Liabilities	(2,625)			(2,976)
Trade payables, accrued expenses and other financial liabilities	(32,507)			(27,161)
Non-derivative financial assets/ (liabilities), net	57,019			54,717
EURO [member]
Disclosure of foreign currency exchange risk on financial instruments [line items]
Trade receivables	12,470			12,315
Unbilled receivables	4,383			3,427
Cash and cash equivalents	5,871			4,672
Other financial assets	1,187			1,428
Lease Liabilities	(2,894)			(2,764)
Trade payables, accrued expenses and other financial liabilities	(12,735)			(15,370)
Non-derivative financial assets/ (liabilities), net	8,282			3,708
Great British Pound [member]
Disclosure of foreign currency exchange risk on financial instruments [line items]
Trade receivables	7,611			8,644
Unbilled receivables	4,227			3,250
Cash and cash equivalents	1,357			1,068
Other financial assets	353			197
Lease Liabilities	(2,402)			(183)
Trade payables, accrued expenses and other financial liabilities	(10,683)			(9,533)
Non-derivative financial assets/ (liabilities), net	463			3,443
Australian Dollar [member]
Disclosure of foreign currency exchange risk on financial instruments [line items]
Trade receivables	1,942			2,556
Unbilled receivables	1,622			1,694
Cash and cash equivalents	1,007			782
Other financial assets	537			207
Lease Liabilities	(259)			(155)
Trade payables, accrued expenses and other financial liabilities	(1,220)			(1,624)
Non-derivative financial assets/ (liabilities), net	3,629			3,460
Canadian Dollar [member]
Disclosure of foreign currency exchange risk on financial instruments [line items]
Trade receivables	629			819
Unbilled receivables	583			599
Cash and cash equivalents	4,392			3,441
Other financial assets	101			785
Lease Liabilities	(72)			(137)
Trade payables, accrued expenses and other financial liabilities	(1,068)			(920)
Non-derivative financial assets/ (liabilities), net	4,565			4,587
Other currencies [member]
Disclosure of foreign currency exchange risk on financial instruments [line items]
Trade receivables	4,195	[1]		4,198	[2]
Unbilled receivables	2,179	[1]		2,615	[2]
Cash and cash equivalents	2,575	[1]		3,320	[2]
Other financial assets	1,504	[1]		1,818	[2]
Lease Liabilities	(1,104)	[1]		(1,269)	[2]
Trade payables, accrued expenses and other financial liabilities	(4,435)	[1]		(3,045)	[2]
Non-derivative financial assets/ (liabilities), net	₨ 4,914	[1]		₨ 7,637	[2]

[1]	Other currencies reflect currencies such as Saudi Riyal, Swiss Franc, Singapore Dollar, United Arab Emirates Dirham and Polish Zloty.
[2]	Other currencies reflect currencies such as Saudi Riyal, United Arab Emirates Dirham and Japanese Yen.